Goldman Sachs Innovate Equity ETF Investment Objectives and Goals - Goldman Sachs Innovate Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Innovate Equity ETF—SummaryTicker: GINN Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Innovate Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive Innovative Global Equity Index (the “Index”).